Selling, general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Selling, General and Administrative Expense [Abstract]
Personnel expenses	$ 122,453	$ 132,694	$ 156,726
Share-based compensation	69,410	95,176	107,719
Professional services	24,287	24,264	28,585
Travel expenses	17,604	21,790	19,774
Office expenses	14,095	14,784	16,105
Directors’ expenses	3,042	3,169	3,345
Other expenses	16,567	13,349	16,037
Total selling, general and administrative expenses	$ 267,458	$ 305,226	$ 348,291